Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Marketable Securities [Abstract]
Schedule of Marketable Securities
	Index	Average rate per year		Dec. 31, 2025	Dec. 31, 2024
		Dec. 31, 2025	Dec. 31, 2024
Investments
Current
Bank deposit certificates	CDI	101.85% to 110%	-	347	-
Financial Notes – Banks	CDI	103.5% to 110.02%	104.2% to 112%	360	279
Treasury Financial Notes	Selic	15.11% to 15.12%	12.41% to 12.45%	47	72
Others				6	7
				760	358
Non-current
Financial Notes – Banks	CDI	103.5% to 110.02%	104.2% to 112%	-	135
				-	135
Total				760	493